UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.3%

	Shares	Value

Argentina — 1.0%
Ternium ADR	476,492	$14,494,887

Brazil — 9.6%
B3 - Brasil Bolsa Balcao*	930,700	8,030,579
Banco BTG Pactual*	118,100	958,154
Banco do Brasil*	1,211,100	17,220,785
Cia de Saneamento Basico do Estado de Sao Paulo*	292,300	3,475,831
Cia de Saneamento do Parana	18,000	365,261
Cia Siderurgica Nacional	1,313,800	3,674,260
Construtora Tenda	4,700	47,668
EDP - Energias do Brasil	2,534,500	11,667,650
Estacio Participacoes	737,300	6,287,023
IRB Brasil Resseguros S	189,300	4,425,235
JBS	3,865,007	15,991,159
Magazine Luiza	146,200	7,178,119
Nova Embrapar Participacoes* (A)	854	—
Odontoprev	218,900	981,305
Petrobras Distribuidora	740,829	5,413,219
Porto Seguro	345,400	5,310,932
Seara Alimentos* (A)	911	1
SLC Agricola	107,800	1,309,372
Smiles Fidelidade	23,300	285,564
Sul America	803,129	7,068,557
TIM Participacoes	292,600	994,802
TIM Participacoes ADR	112,279	1,902,006
TOTVS	36,800	335,591
Transmissora Alianca de Energia Eletrica	583,242	4,113,014
Vale*	973,500	12,144,727
Vale ADR, Cl B*	973,062	12,104,891
Via Varejo	2,004,429	3,297,482

		134,583,187

Chile — 1.3%
Cia Cervecerias Unidas ADR	80,687	2,251,974
Enel Americas ADR	1,541,243	15,936,452
Enel Chile ADR	56,734	308,066

		18,496,492

China — 28.0%
21Vianet Group ADR*	55,647	499,710
58.com ADR*	174,971	11,093,161
Agile Group Holdings	3,154,000	4,172,027
Agricultural Bank of China, Cl H	47,811,000	22,482,378
Anhui Conch Cement, Cl A	1,146,546	5,551,912
Anhui Conch Cement, Cl H	146,500	791,574
Apeloa Pharmaceutical, Cl A	562,600	660,303
Autohome ADR*	158,305	11,458,116
Baidu ADR*	115,412	19,923,574
Bank of China, Cl H	74,177,000	34,218,887
Baoshan Iron & Steel, Cl A	1,992,100	2,082,562

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

China — (continued)
Changyou.com ADR*	20,277	$410,609
China Communications Services, Cl H	2,716,000	2,543,930
China Construction Bank, Cl H	51,304,000	45,830,784
China International Travel Service, Cl A	215,901	1,754,769
China Lilang	4,000	3,532
China Merchants Bank, Cl H	376,000	1,638,709
China Mobile	2,781,000	29,166,806
China National Chemical Engineering, Cl A	1,956,150	1,581,140
China Petroleum & Chemical, Cl H	9,322,000	7,804,813
China Resources Cement Holdings	2,682,000	2,710,317
China Resources Sanjiu Medical & Pharmaceutical, Cl A	154,444	508,556
China Shenhua Energy, Cl H	392,000	989,098
China Sports International* (A)	670,000	4,977
China Telecom, Cl H	44,170,000	23,866,092
China United Network Communications, Cl A	3,630,400	2,874,867
China Yuchai International	15,668	263,692
Chongqing Department Store, Cl A	163,257	669,535
Chongqing Rural Commercial Bank, Cl H	922,000	532,252
Cinda Real Estate, Cl A	736,190	461,114
CNHTC Jinan Truck, Cl A	149,200	272,790
CNOOC	8,266,000	13,820,294
Country Garden Holdings	3,130,000	4,419,490
CRRC	561,000	563,348
Daqin Railway, Cl A	617,700	787,612
Everbright Jiabao, Cl A	229,268	223,609
Greenland Holdings Group, Cl A	5,524,140	5,280,700
Greenland Hong Kong Holdings	698,000	202,805
Guangxi Liugong Machinery, Cl A	167,620	154,984
Huayu Automotive Systems, Cl A	60,660	182,826
Hunan Valin Steel, Cl A*	2,346,667	2,421,734
Industrial & Commercial Bank of China, Cl H	49,682,000	38,367,168
Jiangsu Yangnong Chemical, Cl A	20,400	121,995
Jiangxi Wannianqing Cement, Cl A	261,100	432,993
Jinke Properties Group, Cl A	475,400	405,531
Liuzhou Iron & Steel, Cl A	2,163,400	2,268,094
Longfor Group Holdings	977,000	3,019,217
Lonking Holdings	3,074,000	1,030,262
Maanshan Iron & Steel, Cl H	3,936,000	1,875,922
Momo ADR*	195,530	5,949,978
NVC Lighting Holding	1,000	64
Overseas Chinese Town Asia Holdings	49,707	15,963
PetroChina, Cl H	29,032,000	18,720,417
Ping An Bank, Cl A	545,766	903,438
Poly Property Group	2,294,059	809,790
Qingling Motors, Cl H	148,000	38,098
Rainbow Department Store, Cl A	78,100	133,127
Renhe Pharmacy, Cl A	720,648	566,373
Sany Heavy Industry, Cl A	5,768,743	7,845,938
SGIS Songshan, Cl A*	434,900	315,206
Shanghai Industrial Development, Cl A	345,830	286,752

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

China — (continued)
Shanghai Prime Machinery, Cl H*	184,000	$26,496
Shanghai Shimao, Cl A	844,118	492,208
Shanxi Taigang Stainless Steel, Cl A	813,600	538,719
Shanying International Holding, Cl A	4,749,100	2,315,943
Shimao Property Holdings	214,500	606,832
Shui On Land	1,550,500	383,320
Sino-Ocean Group Holding	1,971,500	964,753
Sinopec Shanghai Petrochemical, Cl H	1,630,000	770,636
Sinotruk Hong Kong	3,094,581	5,694,520
Suning Universal, Cl A	326,100	152,703
TCL Electronics Holdings	131,000	62,102
Tian Di Science & Technology, Cl A	386,300	194,720
Tianneng Power International	2,016,000	1,872,863
Tingyi Cayman Islands Holding	848,000	1,180,067
Tongkun Group, Cl A	122,700	194,512
TPV Technology	498,000	69,174
Wangfujing Group, Cl A	375,996	805,766
Weichai Power, Cl H	4,757,000	6,365,177
Weiqiao Textile, Cl H	891,000	316,789
Xinyu Iron & Steel, Cl A	2,664,400	2,157,586
Yum China Holdings	179,818	6,554,366
Yuzhou Properties	85,000	41,920
YY ADR*	145,282	10,086,929
Zhejiang Xinan Chemical Industrial Group, Cl A	504,624	794,696
Zhongsheng Group Holdings	227,000	406,724

		391,035,835

Colombia — 1.0%
Almacenes Exito	171,612	781,512
Banco de Bogota	1,718	32,921
Ecopetrol ADR	693,959	13,081,127
Grupo Aval Acciones y Valores ADR	33,971	235,419

		14,130,979

Czech Republic — 0.1%
Komercni banka as	21,016	846,081

Egypt — 0.1%
Emaar Misr for Development SAE *	2,851,974	562,975

Greece — 0.2%
Eurobank Ergasias*	486,885	303,164
Hellenic Petroleum	41,969	367,968
JUMBO	13,314	217,615
Motor Oil Hellas Corinth Refineries	48,535	1,208,278

		2,097,025

Hong Kong — 1.3%
Asia Cement China Holdings	753,061	543,169
Bosideng International Holdings	802,000	153,304
China BlueChemical	800,000	259,967

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Hong Kong — (continued)
China Oriental Group	592,000	$399,085
China Overseas Land & Investment	80,000	300,746
China Resources Gas Group	296,000	1,158,026
China Resources Land	86,000	334,261
China Shineway Pharmaceutical Group	143,000	166,924
China Unicom Hong Kong	1,994,000	2,274,240
China Water Affairs Group	226,000	240,194
CITIC	1,512,000	2,285,202
Dongyue Group	606,000	386,127
HKC Holdings	39,000	34,193
Hopson Development Holdings	100,000	91,498
IGG	1,149,000	1,745,357
JNBY Design	149,000	222,917
K Wah International Holdings	49,922	27,420
Kingboard Holdings	532,000	1,860,981
Lenovo Group	4,216,000	3,062,411
Li Ning*	975,500	1,199,617
Road King Infrastructure	217,845	394,207
Sinopec Engineering Group, Cl H	505,500	496,021

		17,635,867

Hungary — 1.0%
OTP Bank Nyrt	311,392	12,826,962
Richter Gedeon Nyrt	67,193	1,431,388

		14,258,350

India — 5.0%
Balrampur Chini Mills*	352,712	505,362
DLF	937,230	2,172,418
HCL Technologies	684,436	9,673,721
Hexaware Technologies	5,585	26,904
Hinduja Global Solutions	20,446	181,016
Hindustan Petroleum	1,949,425	6,400,320
Indian Oil	2,033,445	3,912,781
Infosys	1,876,359	19,775,378
Mindtree	138,497	1,741,047
NIIT Technologies	34,049	627,527
Nucleus Software Exports	12,776	63,826
Oil & Natural Gas	47,237	93,816
Sandur Manganese & Iron Ores	2,004	24,692
Sonata Software	33,350	150,549
Tata Consultancy Services	622,700	17,634,703
Tech Mahindra	704,945	7,254,629
Wpil	1,565	17,495

		70,256,184

Indonesia — 1.5%
Adaro Energy	3,080,088	306,411
Alam Sutera Realty*	2,892,200	73,689
Bank Negara Indonesia Persero	10,575,100	6,868,422
Bank Rakyat Indonesia	1,208,900	333,102
Bukit Asam	4,394,700	1,355,602

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Indonesia — (continued)
Gudang Garam	142,500	$853,113
Hanjaya Mandala Sampoerna	5,389,500	1,477,315
Indo Tambangraya Megah	217,200	354,422
Industri Jamu Dan Farmasi Sido Muncul	486,100	28,528
Perusahaan Gas Negara Persero	3,140,000	577,549
Ramayana Lestari Sentosa	489,800	55,036
Telekomunikasi Indonesia Persero	22,026,700	6,148,086
United Tractors	1,581,000	2,910,805

		21,342,080

Malaysia — 1.4%
AFFIN Bank	47,600	25,683
AirAsia Group	673,500	499,863
AMMB Holdings	588,700	646,765
Frontken	247,800	51,121
Genting	459,400	778,378
Hong Leong Bank	127,000	639,961
Hong Leong Financial Group	120,900	581,477
KSL Holdings*	537,800	112,917
Lingkaran Trans Kota Holdings	61,400	66,856
Lion Industries*	143,600	18,230
Malayan Banking	388,800	905,555
Malaysia Airports Holdings	927,700	1,820,974
Malaysian Pacific Industries	18,573	45,163
MMC	800	164
Muhibbah Engineering M	50,064	34,712
Pentamaster*	90,700	69,531
Petron Malaysia Refining & Marketing	24,480	39,087
Petronas Chemicals Group	589,200	1,215,513
Petronas Gas	103,300	455,973
RHB Bank	102,600	136,015
Supermax	533,200	196,565
Tenaga Nasional	3,423,815	10,783,011
Uchi Technologies	72,099	45,238

		19,168,752

Mexico — 1.4%
Alfa, Cl A	979,366	1,235,843
America Movil ADR, Cl L	14,739	236,561
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santander ADR	198,767	1,480,814
Bio Pappel*	13,442	16,646
Cia Minera Autlan	82,156	55,423
El Puerto de Liverpool	19,932	130,585
Grupo Famsa, Cl A*	49,534	22,044
Grupo Financiero Banorte, Cl O	1,602,678	8,913,429
Grupo Financiero Inbursa, Cl O	551,067	796,244
Macquarie Mexico Real Estate Management‡ * (B)	67,318	73,295
Megacable Holdings	88,749	399,184
Mexichem	280,958	752,414

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Mexico — (continued)
Wal-Mart de Mexico	2,012,511	$5,286,430

		19,398,912

Netherlands — 0.0%
VEON ADR	45,920	116,178

Peru — 0.6%
Southern Copper	257,876	8,669,791

Philippines — 0.0%
East West Banking *	45,750	10,904

Poland — 3.4%
Asseco Poland	39,053	503,585
Bank Millennium*	323,739	767,080
CD Projekt*	115,987	5,920,248
Enea*	291,069	839,021
Energa*	347,684	947,108
Jastrzebska Spolka Weglowa	84,139	1,543,814
LiveChat Software	7,361	55,073
LPP	1,240	2,788,201
PGE Polska Grupa Energetyczna*	650,741	2,073,337
PKP Cargo*	5,193	57,198
PlayWay	883	38,191
Polski Koncern Naftowy ORLEN	667,325	18,769,860
Polskie Gornictwo Naftowe i Gazownictwo	2,063,099	4,228,843
Powszechna Kasa Oszczednosci Bank Polski	728,016	7,727,249
Powszechny Zaklad Ubezpieczen	117,795	1,413,261
Tauron Polska Energia *	356,132	226,744

		47,898,813

Qatar — 0.2%
Barwa Real Estate	125,355	1,402,128
United Development QSC	195,386	900,898

		2,303,026

Russia — 3.5%
Globaltrans Investment GDR	72,486	717,612
LSR Group PJSC GDR	44,683	87,758
Magnitogorsk Iron & Steel Works PJSC GDR	86,624	746,699
MMC Norilsk Nickel PJSC ADR	586,923	12,207,998
Mobile TeleSystems PJSC ADR	294,355	2,531,453
Novolipetsk Steel PJSC GDR	267,573	6,261,208
QIWI ADR*	18,965	303,440
Sberbank of Russia PJSC ADR	1,290,672	17,520,872
Severstal PJSC GDR	175,860	2,683,624
Tatneft PJSC ADR	81,956	6,013,931

		49,074,595

South Africa — 4.1%
African Rainbow Minerals	44,176	493,359
Alexander Forbes Group Holdings	27,462	9,524

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

South Africa — (continued)
Allied Electronics, Cl A	33,728	$44,755
Alviva Holdings	11,326	14,943
Anglo American Platinum	6,990	336,226
AngloGold Ashanti ADR	137,186	1,960,388
Astral Foods	45,605	559,208
Barloworld	47,531	433,607
Clover Industries	26,475	39,721
Exxaro Resources	94,356	1,095,031
FirstRand	3,824,862	20,009,965
Grindrod*	45,914	26,447
Kumba Iron Ore	159,755	4,078,743
Lewis Group	21,364	53,315
Liberty Holdings	58,404	470,358
Merafe Resources	952,259	100,512
MiX Telematics ADR	19,673	354,114
MMI Holdings*	3,523,025	4,470,267
Mondi	124,299	3,074,828
Motus Holdings*	314,231	2,114,655
Peregrine Holdings	18,277	25,148
Sappi	214,800	1,263,496
Standard Bank Group	855,297	12,574,341
Telkom	735,366	3,721,253

		57,324,204

South Korea — 17.2%
Cheil Worldwide	8,132	171,754
CJ Corp	74,018	8,016,150
CJ Hello	23,861	219,813
Com2uSCorp	1,377	141,827
Daelim Industrial	15,773	1,509,751
Daesang	3,565	80,742
Danawa	8,021	127,958
Dong-A ST, Cl A	2,771	251,535
Dongkuk Steel Mill	9,110	68,203
Dongyang E&P	15,443	133,382
Doosan Bobcat	12,168	363,077
Doosan Infracore*	104,606	814,171
Echo Marketing	9,828	120,128
F&F	25,162	962,246
Fila Korea	15,212	650,781
GS Engineering & Construction	30,804	1,302,591
GS Retail	11,733	380,151
Hana Financial Group	574,585	20,630,630
Hanwha	283,370	8,952,011
Hanwha Aerospace*	13,096	369,581
Hanwha Chemical	2,706	54,599
Hite Holdings	5,440	37,989
Hotel Shilla	20,713	1,425,979
Huons	409	24,929
Hyundai Hy Communications & Network	15,910	58,841
Industrial Bank of Korea	7,076	90,624

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

South Korea — (continued)
Innocean Worldwide	2,650	$167,910
JB Financial Group	87,271	487,083
Kia Motors	456,970	14,929,097
Korea Gas*	12,292	597,670
Korean Air Lines	23,220	759,635
KT*	413,816	10,636,892
Kumho Petrochemical	1,553	125,619
LG Display	610,817	10,375,627
LG Electronics	225,609	13,504,300
LG Uplus	442,182	6,000,942
Lotte Shopping	2,676	471,394
LS	4,817	248,069
NCSoft	3,273	1,378,152
Neowiz*	10,105	116,248
NHN Entertainment*	4,165	220,856
POSCO	39,633	9,759,980
Samsung C&T	43,252	4,664,755
Samsung Electronics	1,812,734	75,187,772
Samsung SDS	3,027	608,039
Seohan	29,487	55,124
Shinsegae International	3,125	606,660
SK Hynix	389,231	25,851,949
SK Innovation	24,053	4,074,948
SK Telecom	54,059	12,535,139
SM Entertainment*	4,010	173,173
Woongjin Thinkbig	22,217	66,293
Woori Bank(A)	6,540	86,993
Youngone	12,704	396,197

		241,045,959

Taiwan — 6.4%
Acer	1,495,000	965,497
Acter	5,200	29,380
Arcadyan Technology	144,000	450,564
Asia Cement	528,000	631,699
Asustek Computer	106,000	819,481
AU Optronics	11,198,000	4,336,297
Chang Hwa Commercial Bank	94,000	54,931
China Development Financial Holding	5,896,000	1,929,512
Chipbond Technology	114,000	248,449
Chlitina Holding	12,000	114,590
Chong Hong Construction	237,000	655,925
Coretronic	203,000	304,799
Darfon Electronics	139,000	205,106
Elan Microelectronics	488,500	1,375,443
Eva Airways	680,694	331,745
Far Eastern New Century	1,227,000	1,196,976
Feng TAY Enterprise	109,000	692,715
Formosa Petrochemical	460,000	1,624,622
Fubon Financial Holding	4,404,520	6,437,580
Gamania Digital Entertainment	56,000	141,503

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Taiwan — (continued)
Gigabyte Technology	292,000	$389,429
Gold Circuit Electronics*	430,000	188,975
Good Will Instrument	26,000	22,314
Grand Ocean Retail Group	49,000	54,893
Hon Hai Precision Industry	2,539,648	5,851,417
Innolux	24,280,640	8,351,024
Inventec	1,499,000	1,164,298
Jinli Group Holdings	45,000	26,062
Lite-On Technology	288,000	426,611
Mega Financial Holding	677,000	588,718
Novatek Microelectronics	420,000	2,182,334
Pegatron	3,999,343	6,807,356
Phison Electronics	117,000	963,673
President Chain Store	21,000	221,900
Radiant Opto-Electronics	534,000	1,529,835
Radium Life Tech*	257,000	119,500
Realtek Semiconductor	190,000	1,031,679
Shanghai Commercial & Savings Bank	222,938	319,002
Shin Kong Financial Holding	5,163,768	1,474,161
Simplo Technology	180,000	1,312,835
Sino-American Silicon Products	837,000	1,806,846
SinoPac Financial Holdings	759,000	257,227
Sitronix Technology	79,000	288,537
Star Comgistic Capital*	342,000	122,963
Taiwan Business Bank	1,124,000	407,547
Taiwan High Speed Rail*	1,267,000	1,287,532
Taiwan Semiconductor Manufacturing	170,000	1,242,842
Taiwan Surface Mounting Technology	676,829	1,034,545
TCI	247,688	3,609,571
Unimicron Technology	1,825,000	1,363,858
Uni-President Enterprises	477,000	1,121,841
United Microelectronics	28,366,000	10,595,200
Walsin Lihwa	434,000	251,191
Winbond Electronics	9,982,625	4,892,891
Wistron NeWeb	94,000	232,762
Wiwynn	18,226	192,813
Yea Shin International Development	156,341	82,125
Yuanta Financial Holding	6,797,000	3,787,347
Zhen Ding Technology Holding	590,000	1,539,073

		89,689,541

Thailand — 3.6%
Bangchak NVDR	209,600	216,359
Banpu NVDR	1,369,600	727,706
Diamond Building Products NVDR	134,500	23,678
Indorama Ventures NVDR	259,300	398,380
Kasikornbank NVDR	263,700	1,688,085
Krung Thai Bank	1,472,000	932,883
Polyplex Thailand NVDR	100,300	44,624
PTT NVDR	14,973,000	23,243,675
PTT Exploration & Production NVDR	994,600	3,915,685

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Thailand — (continued)
PTT Global Chemical NVDR	4,974,100	$10,826,240
Siam Commercial Bank	141,400	601,943
Siam Commercial Bank NVDR	265,700	1,131,090
Sri Trang Agro-Industry NVDR	1,960,600	953,865
Thai Oil NVDR	1,295,100	2,984,627
Thanachart Capital	843,000	1,450,308
Thanachart Capital NVDR	854,350	1,469,835

		50,608,983

Turkey — 5.3%
Akbank T.A.S.	3,807,801	5,217,932
Anadolu Cam Sanayii	100,262	56,664
BIM Birlesik Magazalar	104,779	1,830,258
Dogan Sirketler Grubu Holding*	1,106,919	242,095
Eregli Demir ve Celik Fabrikalari	7,327,031	12,040,005
Ford Otomotiv Sanayi	40,974	475,432
Haci Omer Sabanci Holding	4,018,922	7,288,533
KOC Holding	588,491	1,970,502
Migros Ticaret*	41,992	138,168
Pegasus Hava Tasimaciligi*	51,725	303,543
Soda Sanayii	103,771	144,008
TAV Havalimanlari Holding	27,195	146,748
Tekfen Holding	26,121	124,674
Trakya Cam Sanayii	1,425,288	1,001,383
Turk Hava Yollari*	1,579,087	4,712,826
Turk Sise ve Cam Fabrikalari	6,525,633	8,575,973
Turkiye Garanti Bankasi, Cl C	4,469,301	7,837,161
Turkiye Halk Bankasi	2,251,481	3,311,866
Turkiye Is Bankasi, Cl C	7,812,996	8,589,283
Turkiye Vakiflar Bankasi TAO, Cl D	10,074,057	9,320,158
Yapi ve Kredi Bankasi *	2,114,060	797,890

		74,125,102

United Arab Emirates — 0.0%
Dana Gas PJSC	185,548	45,210
Emirates NBD PJSC	17,670	45,893
National Bank of Ras Al-Khaimah PJSC	9,000	10,046

		101,149

United Kingdom — 0.1%
Polyus PJSC GDR	16,097	671,245

United States — 0.0%
Luxoft Holding, Cl A *	3,542	205,542

TOTAL COMMON STOCK (Cost $1,193,905,956)		1,360,152,638

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2019 (Unaudited)

PREFERRED STOCK — 2.7%

	Shares	Value

Brazil — 2.7%
Banco Bradesco*	20,200	$250,672
Banco do Estado do Rio Grande do Sul	117,500	757,088
Braskem, Cl A	393,610	5,639,959
Cia Brasileira de Distribuicao*	59,700	1,592,349
Cia de Transmissao de Energia Eletrica Paulista	3,209	69,165
Cia Ferro Ligas da Bahia - FERBASA*	30,400	192,209
Cia Paranaense de Energia, Cl B	46,501	450,195
Metalurgica Gerdau, Cl A	1,343,100	2,743,500
Noxville Investimentos* (A)	455	—
Petroleo Brasileiro*	3,493,700	24,503,412
Randon Implementos e Participacoes	79,600	218,250
Usinas Siderurgicas de Minas Gerais, Ser A	227,900	612,991

		37,029,790

South Korea — 0.0%
CJ * (A)	11,103	381,666

TOTAL PREFERRED STOCK (Cost $38,068,497)		37,411,456

WARRANTS — 0.0%
	Number of

	Warrants	Value

Thailand — 0.0%
Jasmine International, Expires 12/31/20 *	1	—

TOTAL WARRANTS (Cost $—)		—

TOTAL INVESTMENTS — 100.0% (Cost $1,231,974,453)		$1,397,564,094

Percentages are based on Net Assets of $1,398,226,976.

*	Non-income producing security.

‡	Real Estate Investment Trust

‡‡	Expiration date not available.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

QSC — Qatari Shareholding Company

Ser — Series

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2019 (Unaudited)

The summary of inputs used to value the Portfolio’s net assets as of January 31, 2019 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Argentina	$14,494,887	$—	$—	$14,494,887
Brazil	134,583,186	—	1^	134,583,187
Chile	18,496,492	—	—	18,496,492
China	391,030,858	—	4,977	391,035,835
Colombia	14,130,979	—	—	14,130,979
Czech Republic	846,081	—	—	846,081
Egypt	562,975	—	—	562,975
Greece	2,097,025	—	—	2,097,025
Hong Kong	17,635,867	—	—	17,635,867
Hungary	14,258,350	—	—	14,258,350
India	70,256,184	—	—	70,256,184
Indonesia	21,342,080	—	—	21,342,080
Malaysia	19,168,752	—	—	19,168,752
Mexico	19,398,912	—	—	19,398,912
Netherlands	116,178	—	—	116,178
Peru	8,669,791	—	—	8,669,791
Philippines	10,904	—	—	10,904
Poland	47,898,813	—	—	47,898,813
Qatar	2,303,026	—	—	2,303,026
Russia	49,074,595	—	—	49,074,595
South Africa	57,324,204	—	—	57,324,204
South Korea	240,958,966	—	86,993	241,045,959
Taiwan	—	89,689,541	—	89,689,541
Thailand	50,608,983	—	—	50,608,983
Turkey	74,125,102	—	—	74,125,102
United Arab Emirates	101,149	—	—	101,149
United Kingdom	671,245	—	—	671,245
United States	205,542	—	—	205,542

Total Common Stock	1,270,371,126	89,689,541	91,971	1,360,152,638
Preferred Stock
Brazil	37,029,790	—	—^	37,029,790
South Korea	—	—	381,666	381,666

Total Preferred Stock	37,029,790	—	381,666	37,411,456
Warrants	—	—	—	—

Total Investments in Securities	$1,307,400,916	$89,689,541	$473,637	$1,397,564,094

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Represents securities in which the value is $0 or has been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. For the period ended January 31, 2019, securities with a total market value of $89,689,541 were transferred from Level 1 to Level 2. For the period ended January 31, 2019, securities with a total market value of $468,659 were transferred from Level 1 to Level 3. All other transfers were considered to have occurred as of the end of the period.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

ACA-QH-003-2400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 28, 2019